Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 4,764	$ 5,006
Interest-bearing demand deposits	10,917	5,929
Cash and cash equivalents	15,681	10,935
Certificates of deposit in other financial institutions		2,564
Available-for-sale securities	81,998	96,155
Held-to-maturity securities	4,450	6,331
Loans, net of allowance for loan losses of $2,921 and $2,740 at December 31, 2011 and 2010, respectively	281,526	276,037
Premises and equipment	9,804	9,278
Federal Home Loan Bank stock	4,810	4,810
Foreclosed assets held for sale, net	2,046	1,912
Intangible assets	424	543
Accrued interest receivable	1,410	1,441
Deferred federal income taxes	909	801
Bank-owned life insurance	10,672	10,401
Other assets	1,836	2,227
Total assets	415,566	423,435
Deposits
Demand	142,021	131,600
Savings	57,907	52,463
Time	128,612	141,383
Total deposits	328,540	325,446
Short-term borrowings	9,968	11,843
Federal Home Loan Bank advances	32,951	43,450
Subordinated debentures	4,000	4,000
Interest payable and other liabilities	3,925	3,115
Total liabilities	379,384	387,854
Stockholders' Equity
Preferred stock, no par value, authorized 2,000,000 shares; no shares issued
Common stock, $1 par value; authorized 10,000,000 shares; issued 2011 - 5,360,304 shares, 2010 5,370,304 shares	5,360	5,370
Additional paid-in capital	17,391	20,133
Retained earnings	18,399	15,308
Stock held by deferred compensation plan; 2011 - 197,111 shares, 2010 - 176,392 shares	(1,856)	(1,657)
Unearned ESOP compensation	(2,081)	(2,311)
Accumulated other comprehensive loss	(920)	(707)
Treasury stock, at cost 2011 - 9,150 shares, 2010 - 45,717 shares	(111)	(555)
Total stockholders' equity	36,182	35,581
Total liabilities and stockholders' equity	$ 415,566	$ 423,435